Cost of Services (Tables)	6 Months Ended
Jun. 30, 2025
Cost of Services [Abstract]
Schedule of Cost of Services
	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Consultant fee	3,465,205	1,060,007	251,622
IT expenses	42,003	13,865,348	3,291,321
Training costs	47,635	-	-
Others	426,720	506,004	120,114
Total	3,981,563	15,431,359	3,663,057